Intangibles	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Intangibles

NOTE 8. INTANGIBLES

	2020	2019
Cost	$54,189	$53,416
Accumulated amortization	(26,523)	(21,670)
	$27,666	$31,746

Loan commitment fees related to Senior Credit Facility	$2,109	$2,272
Software	25,557	29,474
	$27,666	$31,746

Cost

	Loan Commitment Fees	Software	Total
Balance, December 31, 2018	$14,776	$37,136	$51,912
Additions	702	808	1,510
Effect of foreign currency exchange differences	—	(6)	(6)
Balance, December 31, 2019	15,478	37,938	53,416
Additions	690	57	747
Effect of foreign currency exchange differences	—	26	26
Balance, December 31, 2020	$16,168	$38,021	$54,189

Accumulated Amortization

	Loan Commitment Fees	Software	Total
Balance, December 31, 2018	$12,469	$4,042	$16,511
Amortization expense	737	4,422	5,159
Balance, December 31, 2019	13,206	8,464	21,670
Amortization expense	853	3,971	4,824
Effect of foreign currency exchange differences	—	29	29
Balance, December 31, 2020	$14,059	$12,464	$26,523